Regulatory Capital Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Information and Risk-Based Capital and Leverage Ratios - Transition Requirements	Table 28.1 presents regulatory capital information for Wells Fargo & Company and the Bank in accordance with Basel III capital requirements. Our capital adequacy is assessed based on the lower of our risk-based capital ratios calculated under the Standardized Approach and under the Advanced Approach. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III capital requirements for calculating Common Equity Tier 1 (CET1) and tier 1 capital, along with RWAs, are fully phased-in. However, the requirements for determining tier 2 and total capital are still in accordance with Transition Requirements and are scheduled to be fully phased-in by the end of 2021. Accordingly, the information presented below reflects fully phased-in CET1 capital, tier 1 capital, and RWAs, but reflects total capital still in accordance with Transition Requirements.
At December 31, 2020, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.
Table 28.1: Regulatory Capital Information (1)

	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2020				December 31, 2019			December 31, 2020			December 31, 2019
(in millions, except ratios)	Advanced Approach		Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach
Regulatory capital:
Common Equity Tier 1	$138,297		138,297		138,760	138,760		150,168	150,168		145,149	145,149
Tier 1	158,196		158,196		158,949	158,949		150,168	150,168		145,149	145,149
Total	186,934		196,660		188,333	196,223		164,412	173,719		158,615	166,056
Assets:
Risk-weighted assets (2)	1,158,355		1,193,744		1,165,079	1,245,853		1,012,751	1,085,599		1,047,054	1,152,791
Adjusted average assets	1,900,258		1,900,258		1,913,297	1,913,297		1,735,406	1,735,406		1,695,807	1,695,807
Regulatory capital ratios:
Common Equity Tier 1 capital (2)	11.94%		11.59	*	11.91	11.14	*	14.83	13.83	*	13.86	12.59	*
Tier 1 capital (2)	13.66		13.25	*	13.64	12.76	*	14.83	13.83	*	13.86	12.59	*
Total capital (2)	16.14	*	16.47		16.16	15.75	*	16.23	16.00	*	15.15	14.40	*
	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2020				December 31, 2019			December 31, 2020			December 31, 2019
Regulatory leverage:
Total leverage exposure (3)	$1,963,971				2,247,729			2,041,952			2,006,180
Supplementary leverage ratio (SLR) (3)	8.05%				7.07			7.35			7.24
Tier 1 leverage ratio (4)	8.32				8.31			8.65			8.56
*Denotes the binding ratio based on the lower calculation under the Advanced and Standardized Approaches.
(1)At December 31, 2020, the impact of the CECL transition provision issued by federal banking regulators on the regulatory capital of the Company was an increase in capital of $1.7 billion, reflecting a $991 million (post-tax) increase in capital recognized upon our initial adoption of CECL, offset by 25% of the $10.8 billion increase in our ACL under CECL from January 1, 2020, through December 31, 2020. The impact of the CECL transition provision on the regulatory capital of the Bank at December 31, 2020, was an increase in capital of $1.7 billion.
(2)RWAs and capital ratios for December 31, 2019, have been revised as a result of a decrease in RWAs under the Advanced Approach due to the correction of duplicated operational loss amounts.
RWAs for the Company and the Bank included an increase of $1.4 billion under the Standardized Approach and a decrease of $1.4 billion under the Advanced Approach related to the impact of the CECL transition provision on the excess allowance for credit losses as of December 31, 2020.
(3)The SLR consists of tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total average assets, less goodwill and other permitted tier 1 capital deductions (net of deferred tax liabilities), plus certain off-balance sheet exposures.
(4)The tier 1 leverage ratio consists of tier 1 capital divided by total average assets, excluding goodwill and certain other items as determined under the rule.
Table 28.2: Risk-Based Capital and Leverage Ratios – Transition Requirements

	Wells Fargo & Company	Wells Fargo Bank, N.A.
	Dec 31, 2020	Dec 31, 2020
	and Dec 31, 2019	and Dec 31, 2019
Common Equity Tier 1 capital	9.00%	7.00
Tier 1 capital	10.50	8.50
Total capital	12.50	10.50
Tier 1 leverage	4.00	4.00
Supplementary leverage	5.00	6.00

Nature of Restrictions on Cash Equivalents	Table 28.3 provides a summary of restrictions on cash and cash equivalents.
Table 28.3: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2020	Dec 31, 2019
Required reserve balance for the FRB (1)	$—	11,374
Reserve balance for non-U.S. central banks	243	460
Segregated for benefit of brokerage customers under federal and other brokerage regulations	957	733
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs	14	300
(1)Effective March 26, 2020, the FRB no longer required each of our subsidiary banks to maintain reserve balances on deposit with the Federal Reserve Banks. The amount for December 31, 2019, represents an average for the year ended December 31, 2019.